Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets
Advertising expenses carry-forwards	$ 1,652	$ 0
Accrued expenses	1,618	984
Allowance for doubtful accounts	1,073	1,031
Impairment loss from long-term investments	1,472	1,178
Property, plant and equipment	104	103
Net operating loss carry-forwards	4,585	2,811
Total gross deferred tax assets	10,504	6,107
Less: valuation allowance	(2,616)	(2,242)
Total deferred tax assets	7,888	3,865
Deferred tax assets, net	5,690	3,865
Deferred tax liabilities
Intangible assets	5,488	7,085
Withholding tax on undistributed earnings	133	3,556
Unrealized gain on available-for-sale investments	760	647
Capitalized commission fees	1,905	1,407
Total deferred tax liabilities	8,286	12,695
Deferred tax liabilities, net	$ 6,088	$ 12,695